Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Trade receivables	$ 16,192,724	$ 17,748,899
Trade payables	$ 1,039,848	$ 1,672,593
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	50,427,898	50,123,630
Common stock, shares outstanding	50,427,898	50,123,630
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Trade receivables	$ 390,672	$ 459,314
Trade payables		$ 74,428